ALLOWANCE FOR LOAN LOSSES (Tables)	3 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Additionally, the allocation of the allowance by recorded portfolio segment and impairment method is presented as of March 31, 2021, and December 31, 2020, respectively.

The following tables present activity in the allowance for loan losses by portfolio segment for the three month periods ended March 31, 2021 and 2020, respectively. Additionally, the allocation of the allowance by recorded portfolio segment and impairment method is presented as of March 31, 2021, and December 31, 2020, respectively.

	Real estate secured
(Dollars are in thousands)	Commercial	Construction and Land Development	Residential 1-4 family	Multifamily	Farmland	Commercial	Agriculture	Consumer and All Other	Unallocated	Total
Three months ended March 31, 2021
Beginning balance	$2,281	$233	$1,951	$151	$97	$2,275	$40	$163	$—	$7,191
Charge-offs	—	—	(6)	—	—	(92)	—	(13)	—	(111)
Recoveries	2	—	8	—	—	—	—	17	—	27
Provision	178	(47)	330	14	59	(298)	(7)	(43)	—	186
Ending balance	$2,461	$186	$2,283	$165	$156	$1,885	$33	$124	$—	$7,293

Allowance for loan losses at March 31, 2021
Individually evaluated for impairment	$558	$—	$45	$—	$—	$5	$—	$—	$—	$608
Collectively evaluated for impairment	1,903	186	2,238	165	156	1,880	33	124	—	6,685
	$2,461	$186	$2,283	$165	$156	$1,885	$33	$124	$—	$7,293

Loans at March 31, 2021
Individually evaluated for impairment	$1,932	$88	$2,201	$—	$574	$30	$—	$3	$—	$4,828
Collectively evaluated for impairment	189,224	28,710	216,055	20,488	19,035	90,702	4,216	21,196	—	589,626
	$191,156	$28,798	$218,256	$20,488	$19,609	$90,732	$4,216	$21,199	$—	$594,454

	Real estate secured
(Dollars are in thousands)	Commercial	Construction and Land Development	Residential 1-4 family	Multifamily	Farmland	Commercial	Agriculture	Consumer and All Other	Unallocated	Total
Allowance for loan losses at December 31, 2020
Individually evaluated for impairment	$574	$—	$72	$—	$2	$404	$—	$—	$—	$1,052
Collectively evaluated for impairment	1,707	233	1,879	151	95	1,871	40	163	—	6,139
	$2,281	$233	$1,951	$151	$97	$2,275	$40	$163	$—	$7,191

Loans at December 31, 2020
Individually evaluated for impairment	$1,951	$99	$1,999	$—	$599	$429	$—	$5	$—	$5,082
Collectively evaluated for impairment	177,430	24,932	220,981	16,569	17,769	85,581	4,450	22,772	—	570,484
	$179,381	$25,031	$222,980	$16,569	$18,368	$86,010	$4,450	$22,777	$—	$575,566

	Real estate secured
(Dollars are in thousands)	Commercial	Construction and Land Development	Residential 1-4 family	Multifamily	Farmland	Commercial	Agriculture	Consumer and All Other	Unallocated	Total
Three months ended March 31, 2020
Beginning balance	$1,248	$158	$1,736	$104	$109	$1,789	$27	$195	$2	$5,368
Charge-offs	(22)	—	—	—	(42)	(13)	—	(33)	—	(110)
Recoveries	2	—	8	—	33	29	1	6	—	79
Provision	452	56	333	28	46	51	11	25	(2)	1,000
Ending balance	$1,680	$214	$2,077	$132	$146	$1,856	$39	$193	$—	$6,337